9. LOSS PER SHARE: Earnings Per Share (Details) - $ / shares		12 Months Ended
		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Basic and diluted loss per share	[1]	$ (0.04)	$ (0.03)	$ (0.05)
Weighted average number of common shares outstanding (basic and diluted)		16,816,969	16,816,969	16,816,969

[1]	Note 9